Debt - Schedule of Future Repayments of Debt Outstanding (Detail) $ in Millions	Sep. 30, 2015 USD ($)
Debt Disclosure [Abstract]
Remainder of 2015	$ 0.0
2016	0.1
2017	0.0
2018	0.0
2019	400.0
2020	77.0
Total	$ 477.1